Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total		Share premium [member]	Retained earnings [member]	Accumulated other comprehensive income (loss) on Fair Value through OCI Debt Securities, net of taxes [member]	Accumulated other comprehensive Income (Loss) on derivatives designated as Cash Flow Hedges, net of taxes [member]	Accumulated other comprehensive income on translation of net foreign operations, net of taxes [member]	Accumulated other comprehensive income (loss) on pension and other employee future benefit plans, net of taxes [member]	Accumulated other comprehensive income (loss) on own credit risk on financial liabilities designated at fair value, net of taxes [member]	Total accumulated other comprehensive income [member]	Preferred shares and other equity instruments [member]	Common shares [member]
Balance at beginning of period at Oct. 31, 2018			$ 300	$ 25,850	$ (315)	$ (1,074)	$ 3,727	$ 169	$ (205)		$ 4,340	$ 12,929
Statement [Line Items]
Net income attributable to equity holders of the bank	$ 1,510			1,510
Dividends on preferred shares and distributions payable on other equity instruments				(52)
Dividends on common shares				(639)
Common shares repurchased for cancellation (Note 5)				(70)
Stock option expense, net of options exercised			4
Gains on derivatives designated as cash flow hedges arising during the period	757	[1]				757
Unrealized gains (losses) on translation of net foreign operations	(25)						(25)
(Losses) on remeasurement of pension and other employee future benefit plans	(148)	[2]						(148)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	79	[3]							79
Issued under the Stock Option Plan												5
Unrealized gains on fair value through OCI debt securities arising during the period					187
Reclassification to earnings of losses on derivatives designated as cash flow hedges in the period	37	[4]				37
Unrealized gains (losses) on hedges of net foreign operations	13	[5]					13
Repurchased for cancellation												(20)
Reclassification to earnings of (gains) in the period	(14)	[6]			(14)
Other			4
Balance at end of period at Jan. 31, 2019	47,349		308	26,599	(142)	(280)	3,715	21	(126)	$ 3,188	4,340	12,914
Balance at beginning of period at Oct. 31, 2019	51,076		303	28,725	26	513	3,703	(383)	(130)		5,348	12,971
Statement [Line Items]
Impact from adopting IFRS 16 (Note 1)				(59)
Net income attributable to equity holders of the bank	1,592			1,592
Dividends on preferred shares and distributions payable on other equity instruments				(70)
Dividends on common shares				(678)
Gains on derivatives designated as cash flow hedges arising during the period	210	[1]				210
Unrealized gains (losses) on translation of net foreign operations	209						209
(Losses) on remeasurement of pension and other employee future benefit plans	(128)	[2]						(128)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(70)	[3]							(70)
Issued under the Stock Option Plan												27
Unrealized gains on fair value through OCI debt securities arising during the period					110
Reclassification to earnings of losses on derivatives designated as cash flow hedges in the period	24	[4]				24
Unrealized gains (losses) on hedges of net foreign operations	(47)	[5]					(47)
Reclassification to earnings of (gains) in the period	(20)	[6]			(20)
Balance at end of period at Jan. 31, 2020	$ 52,176		$ 303	$ 29,510	$ 116	$ 747	$ 3,865	$ (511)	$ (200)	$ 4,017	$ 5,348	$ 12,998

[1]	Net of income tax (provision) recovery of $(76) million, $15 million, $(274) million for the three months ended.
[2]	Net of income tax recovery of $46 million, $58 million, $54 million for the three months ended.
[3]	Net of income tax (provision) recovery of $25 million, $(23) million, $(29) million for the three months ended.
[4]	Net of income tax (recovery) of $(9) million, $(7) million, $(13) million for the three months ended.
[5]	Net of income tax (provision) recovery of $17 million, $6 million, $(5) million for the three months ended.
[6]	Net of income tax provision of $7 million, $11 million, $5 million for the three months ended.